Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2011
Supplement [Text Block]	gst6_SupplementTextBlock

Goldman Sachs Trust

Goldman Sachs Retirement Strategies Portfolios

Class A, Institutional, Class IR and Class R Shares of

Goldman Sachs Retirement Strategy 2010 Portfolio

Goldman Sachs Retirement Strategy 2015 Portfolio

Goldman Sachs Retirement Strategy 2020 Portfolio

Goldman Sachs Retirement Strategy 2030 Portfolio

Goldman Sachs Retirement Strategy 2040 Portfolio

Goldman Sachs Retirement Strategy 2050 Portfolio

Supplement dated September 10, 2012 to the

Prospectus ("Prospectus") and Summary Prospectuses dated December 29, 2011, as amended to date

The Board of Trustees of the Goldman Sachs Trust (the "Trust") has approved a proposal to liquidate six series of the Trust, the Goldman Sachs Retirement Strategy 2010 Portfolio, Goldman Sachs Retirement Strategy 2015 Portfolio, Goldman Sachs Retirement Strategy 2020 Portfolio, Goldman Sachs Retirement Strategy 2030 Portfolio, Goldman Sachs Retirement Strategy 2040 Portfolio, and Goldman Sachs Retirement Strategy 2050 Portfolio (each, a "Portfolio" and, collectively, the "Portfolios"). After careful consideration of a number of factors, the Board has concluded that it is in the best interest of each Portfolio's shareholders to liquidate each Portfolio. Each Portfolio will be liquidated pursuant to a Board-approved Plan of Liquidation on or about December 7, 2012 (the "Liquidation Date"). This date may be changed without notice at the discretion of the Trust's officers.

The "Investment Objective" section of each Portfolio's Summary Prospectus and the "Summary—Investment Objective" section of the Prospectus relating to each Portfolio is hereby amended by inserting the following sentence after the existing disclosure:

Effective September 10, 2012, the Portfolio may depart from its investment objective as it prepares to liquidate and distribute its assets to investors.

The "Principal Strategy" section of each Portfolio's Summary Prospectus and the "Summary—Principal Strategy" section of the Prospectus relating to each Portfolio is amended by inserting the following as the new first paragraph of the section:

Effective September 10, 2012, the Portfolio may depart from its principal investment strategies as described below as it prepares to liquidate and distribute its assets to investors, and the Investment Adviser may no longer rebalance the Portfolio's investments towards its target strategic asset allocation percentages.

Goldman Sachs Retirement Strategy 2010 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst6_SupplementTextBlock

Goldman Sachs Trust

Goldman Sachs Retirement Strategies Portfolios

Class A, Institutional, Class IR and Class R Shares of

Goldman Sachs Retirement Strategy 2010 Portfolio

Goldman Sachs Retirement Strategy 2015 Portfolio

Goldman Sachs Retirement Strategy 2020 Portfolio

Goldman Sachs Retirement Strategy 2030 Portfolio

Goldman Sachs Retirement Strategy 2040 Portfolio

Goldman Sachs Retirement Strategy 2050 Portfolio

Supplement dated September 10, 2012 to the

Prospectus ("Prospectus") and Summary Prospectuses dated December 29, 2011, as amended to date

The Board of Trustees of the Goldman Sachs Trust (the "Trust") has approved a proposal to liquidate six series of the Trust, the Goldman Sachs Retirement Strategy 2010 Portfolio, Goldman Sachs Retirement Strategy 2015 Portfolio, Goldman Sachs Retirement Strategy 2020 Portfolio, Goldman Sachs Retirement Strategy 2030 Portfolio, Goldman Sachs Retirement Strategy 2040 Portfolio, and Goldman Sachs Retirement Strategy 2050 Portfolio (each, a "Portfolio" and, collectively, the "Portfolios"). After careful consideration of a number of factors, the Board has concluded that it is in the best interest of each Portfolio's shareholders to liquidate each Portfolio. Each Portfolio will be liquidated pursuant to a Board-approved Plan of Liquidation on or about December 7, 2012 (the "Liquidation Date"). This date may be changed without notice at the discretion of the Trust's officers.

The "Investment Objective" section of each Portfolio's Summary Prospectus and the "Summary—Investment Objective" section of the Prospectus relating to each Portfolio is hereby amended by inserting the following sentence after the existing disclosure:

Effective September 10, 2012, the Portfolio may depart from its investment objective as it prepares to liquidate and distribute its assets to investors.

The "Principal Strategy" section of each Portfolio's Summary Prospectus and the "Summary—Principal Strategy" section of the Prospectus relating to each Portfolio is amended by inserting the following as the new first paragraph of the section:

Effective September 10, 2012, the Portfolio may depart from its principal investment strategies as described below as it prepares to liquidate and distribute its assets to investors, and the Investment Adviser may no longer rebalance the Portfolio's investments towards its target strategic asset allocation percentages.

Goldman Sachs Retirement Strategy 2015 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst6_SupplementTextBlock

Goldman Sachs Trust

Goldman Sachs Retirement Strategies Portfolios

Class A, Institutional, Class IR and Class R Shares of

Goldman Sachs Retirement Strategy 2010 Portfolio

Goldman Sachs Retirement Strategy 2015 Portfolio

Goldman Sachs Retirement Strategy 2020 Portfolio

Goldman Sachs Retirement Strategy 2030 Portfolio

Goldman Sachs Retirement Strategy 2040 Portfolio

Goldman Sachs Retirement Strategy 2050 Portfolio

Supplement dated September 10, 2012 to the

Prospectus ("Prospectus") and Summary Prospectuses dated December 29, 2011, as amended to date

The Board of Trustees of the Goldman Sachs Trust (the "Trust") has approved a proposal to liquidate six series of the Trust, the Goldman Sachs Retirement Strategy 2010 Portfolio, Goldman Sachs Retirement Strategy 2015 Portfolio, Goldman Sachs Retirement Strategy 2020 Portfolio, Goldman Sachs Retirement Strategy 2030 Portfolio, Goldman Sachs Retirement Strategy 2040 Portfolio, and Goldman Sachs Retirement Strategy 2050 Portfolio (each, a "Portfolio" and, collectively, the "Portfolios"). After careful consideration of a number of factors, the Board has concluded that it is in the best interest of each Portfolio's shareholders to liquidate each Portfolio. Each Portfolio will be liquidated pursuant to a Board-approved Plan of Liquidation on or about December 7, 2012 (the "Liquidation Date"). This date may be changed without notice at the discretion of the Trust's officers.

The "Investment Objective" section of each Portfolio's Summary Prospectus and the "Summary—Investment Objective" section of the Prospectus relating to each Portfolio is hereby amended by inserting the following sentence after the existing disclosure:

Effective September 10, 2012, the Portfolio may depart from its investment objective as it prepares to liquidate and distribute its assets to investors.

The "Principal Strategy" section of each Portfolio's Summary Prospectus and the "Summary—Principal Strategy" section of the Prospectus relating to each Portfolio is amended by inserting the following as the new first paragraph of the section:

Effective September 10, 2012, the Portfolio may depart from its principal investment strategies as described below as it prepares to liquidate and distribute its assets to investors, and the Investment Adviser may no longer rebalance the Portfolio's investments towards its target strategic asset allocation percentages.

Goldman Sachs Retirement Strategy 2020 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst6_SupplementTextBlock

Goldman Sachs Trust

Goldman Sachs Retirement Strategies Portfolios

Class A, Institutional, Class IR and Class R Shares of

Goldman Sachs Retirement Strategy 2010 Portfolio

Goldman Sachs Retirement Strategy 2015 Portfolio

Goldman Sachs Retirement Strategy 2020 Portfolio

Goldman Sachs Retirement Strategy 2030 Portfolio

Goldman Sachs Retirement Strategy 2040 Portfolio

Goldman Sachs Retirement Strategy 2050 Portfolio

Supplement dated September 10, 2012 to the

Prospectus ("Prospectus") and Summary Prospectuses dated December 29, 2011, as amended to date

The Board of Trustees of the Goldman Sachs Trust (the "Trust") has approved a proposal to liquidate six series of the Trust, the Goldman Sachs Retirement Strategy 2010 Portfolio, Goldman Sachs Retirement Strategy 2015 Portfolio, Goldman Sachs Retirement Strategy 2020 Portfolio, Goldman Sachs Retirement Strategy 2030 Portfolio, Goldman Sachs Retirement Strategy 2040 Portfolio, and Goldman Sachs Retirement Strategy 2050 Portfolio (each, a "Portfolio" and, collectively, the "Portfolios"). After careful consideration of a number of factors, the Board has concluded that it is in the best interest of each Portfolio's shareholders to liquidate each Portfolio. Each Portfolio will be liquidated pursuant to a Board-approved Plan of Liquidation on or about December 7, 2012 (the "Liquidation Date"). This date may be changed without notice at the discretion of the Trust's officers.

The "Investment Objective" section of each Portfolio's Summary Prospectus and the "Summary—Investment Objective" section of the Prospectus relating to each Portfolio is hereby amended by inserting the following sentence after the existing disclosure:

Effective September 10, 2012, the Portfolio may depart from its investment objective as it prepares to liquidate and distribute its assets to investors.

The "Principal Strategy" section of each Portfolio's Summary Prospectus and the "Summary—Principal Strategy" section of the Prospectus relating to each Portfolio is amended by inserting the following as the new first paragraph of the section:

Effective September 10, 2012, the Portfolio may depart from its principal investment strategies as described below as it prepares to liquidate and distribute its assets to investors, and the Investment Adviser may no longer rebalance the Portfolio's investments towards its target strategic asset allocation percentages.

Goldman Sachs Retirement Strategy 2030 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst6_SupplementTextBlock

Goldman Sachs Trust

Goldman Sachs Retirement Strategies Portfolios

Class A, Institutional, Class IR and Class R Shares of

Goldman Sachs Retirement Strategy 2010 Portfolio

Goldman Sachs Retirement Strategy 2015 Portfolio

Goldman Sachs Retirement Strategy 2020 Portfolio

Goldman Sachs Retirement Strategy 2030 Portfolio

Goldman Sachs Retirement Strategy 2040 Portfolio

Goldman Sachs Retirement Strategy 2050 Portfolio

Supplement dated September 10, 2012 to the

Prospectus ("Prospectus") and Summary Prospectuses dated December 29, 2011, as amended to date

The Board of Trustees of the Goldman Sachs Trust (the "Trust") has approved a proposal to liquidate six series of the Trust, the Goldman Sachs Retirement Strategy 2010 Portfolio, Goldman Sachs Retirement Strategy 2015 Portfolio, Goldman Sachs Retirement Strategy 2020 Portfolio, Goldman Sachs Retirement Strategy 2030 Portfolio, Goldman Sachs Retirement Strategy 2040 Portfolio, and Goldman Sachs Retirement Strategy 2050 Portfolio (each, a "Portfolio" and, collectively, the "Portfolios"). After careful consideration of a number of factors, the Board has concluded that it is in the best interest of each Portfolio's shareholders to liquidate each Portfolio. Each Portfolio will be liquidated pursuant to a Board-approved Plan of Liquidation on or about December 7, 2012 (the "Liquidation Date"). This date may be changed without notice at the discretion of the Trust's officers.

The "Investment Objective" section of each Portfolio's Summary Prospectus and the "Summary—Investment Objective" section of the Prospectus relating to each Portfolio is hereby amended by inserting the following sentence after the existing disclosure:

Effective September 10, 2012, the Portfolio may depart from its investment objective as it prepares to liquidate and distribute its assets to investors.

The "Principal Strategy" section of each Portfolio's Summary Prospectus and the "Summary—Principal Strategy" section of the Prospectus relating to each Portfolio is amended by inserting the following as the new first paragraph of the section:

Effective September 10, 2012, the Portfolio may depart from its principal investment strategies as described below as it prepares to liquidate and distribute its assets to investors, and the Investment Adviser may no longer rebalance the Portfolio's investments towards its target strategic asset allocation percentages.

Goldman Sachs Retirement Strategy 2040 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst6_SupplementTextBlock

Goldman Sachs Trust

Goldman Sachs Retirement Strategies Portfolios

Class A, Institutional, Class IR and Class R Shares of

Goldman Sachs Retirement Strategy 2010 Portfolio

Goldman Sachs Retirement Strategy 2015 Portfolio

Goldman Sachs Retirement Strategy 2020 Portfolio

Goldman Sachs Retirement Strategy 2030 Portfolio

Goldman Sachs Retirement Strategy 2040 Portfolio

Goldman Sachs Retirement Strategy 2050 Portfolio

Supplement dated September 10, 2012 to the

Prospectus ("Prospectus") and Summary Prospectuses dated December 29, 2011, as amended to date

The Board of Trustees of the Goldman Sachs Trust (the "Trust") has approved a proposal to liquidate six series of the Trust, the Goldman Sachs Retirement Strategy 2010 Portfolio, Goldman Sachs Retirement Strategy 2015 Portfolio, Goldman Sachs Retirement Strategy 2020 Portfolio, Goldman Sachs Retirement Strategy 2030 Portfolio, Goldman Sachs Retirement Strategy 2040 Portfolio, and Goldman Sachs Retirement Strategy 2050 Portfolio (each, a "Portfolio" and, collectively, the "Portfolios"). After careful consideration of a number of factors, the Board has concluded that it is in the best interest of each Portfolio's shareholders to liquidate each Portfolio. Each Portfolio will be liquidated pursuant to a Board-approved Plan of Liquidation on or about December 7, 2012 (the "Liquidation Date"). This date may be changed without notice at the discretion of the Trust's officers.

The "Investment Objective" section of each Portfolio's Summary Prospectus and the "Summary—Investment Objective" section of the Prospectus relating to each Portfolio is hereby amended by inserting the following sentence after the existing disclosure:

Effective September 10, 2012, the Portfolio may depart from its investment objective as it prepares to liquidate and distribute its assets to investors.

The "Principal Strategy" section of each Portfolio's Summary Prospectus and the "Summary—Principal Strategy" section of the Prospectus relating to each Portfolio is amended by inserting the following as the new first paragraph of the section:

Effective September 10, 2012, the Portfolio may depart from its principal investment strategies as described below as it prepares to liquidate and distribute its assets to investors, and the Investment Adviser may no longer rebalance the Portfolio's investments towards its target strategic asset allocation percentages.

Goldman Sachs Retirement Strategy 2050 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst6_SupplementTextBlock

Goldman Sachs Trust

Goldman Sachs Retirement Strategies Portfolios

Class A, Institutional, Class IR and Class R Shares of

Goldman Sachs Retirement Strategy 2010 Portfolio

Goldman Sachs Retirement Strategy 2015 Portfolio

Goldman Sachs Retirement Strategy 2020 Portfolio

Goldman Sachs Retirement Strategy 2030 Portfolio

Goldman Sachs Retirement Strategy 2040 Portfolio

Goldman Sachs Retirement Strategy 2050 Portfolio

Supplement dated September 10, 2012 to the

Prospectus ("Prospectus") and Summary Prospectuses dated December 29, 2011, as amended to date

The Board of Trustees of the Goldman Sachs Trust (the "Trust") has approved a proposal to liquidate six series of the Trust, the Goldman Sachs Retirement Strategy 2010 Portfolio, Goldman Sachs Retirement Strategy 2015 Portfolio, Goldman Sachs Retirement Strategy 2020 Portfolio, Goldman Sachs Retirement Strategy 2030 Portfolio, Goldman Sachs Retirement Strategy 2040 Portfolio, and Goldman Sachs Retirement Strategy 2050 Portfolio (each, a "Portfolio" and, collectively, the "Portfolios"). After careful consideration of a number of factors, the Board has concluded that it is in the best interest of each Portfolio's shareholders to liquidate each Portfolio. Each Portfolio will be liquidated pursuant to a Board-approved Plan of Liquidation on or about December 7, 2012 (the "Liquidation Date"). This date may be changed without notice at the discretion of the Trust's officers.

The "Investment Objective" section of each Portfolio's Summary Prospectus and the "Summary—Investment Objective" section of the Prospectus relating to each Portfolio is hereby amended by inserting the following sentence after the existing disclosure:

Effective September 10, 2012, the Portfolio may depart from its investment objective as it prepares to liquidate and distribute its assets to investors.

The "Principal Strategy" section of each Portfolio's Summary Prospectus and the "Summary—Principal Strategy" section of the Prospectus relating to each Portfolio is amended by inserting the following as the new first paragraph of the section:

Effective September 10, 2012, the Portfolio may depart from its principal investment strategies as described below as it prepares to liquidate and distribute its assets to investors, and the Investment Adviser may no longer rebalance the Portfolio's investments towards its target strategic asset allocation percentages.